Retirement Plans (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net Periodic Benefit Cost that are not yet recognized
Tax impact	$ 233	$ 233
Accumulated Other Comprehensive Income (Loss), Defined Benefit Pension and Other Postretirement Plans, Net of Tax, Total	488	481
Pension Plans, Defined Benefit [Member]
Net Periodic Benefit Cost that are not yet recognized
Net actuarial loss	712	690
Net prior service credit	(11)	(2)
Total, pretax effect	701	688
Tax impact	(233)	(229)
Accumulated Other Comprehensive Income (Loss), Defined Benefit Pension and Other Postretirement Plans, Net of Tax, Total	$ 468	$ 459